GENERAL INFORMATION, ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2022	Jun. 30, 2022	Dec. 18, 2007
"Futu Securities" or the "Operating Company"
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's	100.00%
Attributable equity interest of the Group	100.00%
Futu Securities (Hong Kong) Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's	100.00%
Attributable equity interest of the Group	100.00%
Futu Network Technology Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's	100.00%
Attributable equity interest of the Group	100.00%
Futu Network Technology (Shenzhen) Co., Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's	100.00%
Attributable equity interest of the Group	100.00%
Shen Si
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's	100.00%
Attributable equity interest of the Group	100.00%
Futu Inc
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's	100.00%
Attributable equity interest of the Group	100.00%
Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's	100.00%
Attributable equity interest of the Group	100.00%
Futu Clearing Inc.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's	100.00%
Attributable equity interest of the Group	100.00%
Futu Singapore Pte. Ltd
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's	100.00%
Attributable equity interest of the Group	100.00%
Futu Securities (Australia) Ltd.
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of Direct or Indirect Economic Interest, Subsidiaries		100.00%
Percentage of Direct or Indirect Economic Interest, VIE's and Subsidiaries of VIE's	100.00%
Attributable equity interest of the Group	100.00%
Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)			15.00%
Mr. Leaf Hua Li | Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)			85.00%	85.00%
Ms. Lei Li | Shenzhen Futu
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of equity interest (as a percent)				15.00%